Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 8, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016, as supplemented February 8, 2016,

and the Statement of Additional Information (“SAI”) dated January 28, 2016

Important Notice to Investors

Effective March 8, 2016, Rajiv Jain, of Vontobel Asset Management, Inc., is no longer a portfolio manager for the above-named funds. The resulting disclosure changes to the funds’ prospectuses and SAI are described below.

The disclosure under “Portfolio Management” in each fund’s summary prospectus and in the summary section of each fund’s statutory prospectus is hereby revised by removing each reference to Mr. Jain.

The disclosure under “Portfolio Management” in Virtus Foreign Opportunities Fund’s summary prospectus and in the summary section of Virtus Foreign Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.

The disclosure under “Portfolio Management” in Virtus Global Opportunities Fund’s summary prospectus and in the summary section of Virtus Global Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

The disclosure under “Portfolio Management” in Virtus Greater European Opportunities Fund’s summary prospectus and in the summary section of Virtus Greater European Opportunities Fund’s statutory prospectus is hereby replaced with the following:

> Daniel Kranson, CFA, a Portfolio Manager at Vontobel, is the manager of the fund. Mr. Kranson has served as Portfolio Manager of the fund since March 2016 and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014).

The table under “Vontobel” on page 188 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel
Virtus Foreign Opportunities Fund	Matthew Benkendorf (since March 2016)
Virtus Global Opportunities Fund	Matthew Benkendorf (since 2009)
Virtus Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)

The narrative under the referenced table is hereby amended by removing the biographical information for Mr. Jain and replacing the entire narrative section with the following:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer (since March 2016) of Vontobel. He serves as Portfolio Manager of the Foreign Opportunities Fund (since March 2016) and the Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Global Opportunities Fund. Previously at Vontobel he served as Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Greater European Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management as an analyst (from 2006 to 2007) and at Sanford C. Bernstein & Co. as a sell side analyst (from 1999 to 2006).

The disclosure for each of the funds in the table under “Portfolio Managers” on pages 98 and 99 of the SAI is hereby amended by removing reference to Mr. Jain. In addition, Matthew Benkendorf’s name is hereby added as Portfolio Manager of the Foreign Opportunities Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table and the “Other Accounts Managed (With Performance-Based Fees)” table on pages 99 to 101 of the SAI is hereby amended by removing each reference to Mr. Jain.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 103 of the SAI is hereby amended by removing the reference to ownership by Mr. Jain.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020 Vontobel PMs (3/2016)